SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Cash Flow [Line Items]
Basis of consolidation [Policy Text Block]

(a) Basis of consolidation

At December 31, 2022, the Financial Statements included the accounts of HHR and its wholly owned subsidiaries, including Prairie Lights Power GP Inc. and Prairie Lights Power Limited Partnership. Subsidiaries are consolidated from the date the Company obtains control and continues to be consolidated until the date such control ceases. Control is achieved when HHR is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All inter-entity transactions have been eliminated upon consolidation between HHR and its subsidiaries in these Financial Statements. HHR's operations are viewed as a single operating segment by the chief operating decision maker of the Company for the purpose of resource allocation and assessing performance.

Joint arrangements [Policy Text Block]

(b) Joint arrangements

HHR conducts some of its oil and gas activities through joint operations. A joint operation is a type of joint arrangement over which two or more parties have joint control and rights to the assets and obligations for the liabilities relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require unanimous consent of the parties sharing control. HHR does not have any joint arrangements that are material to the Company, or that are structured using separate vehicles. In relation to its interests in joint operations, HHR recognizes in the Financial Statements its share of assets, liabilities, revenues and expenses of the arrangements.

Revenue recognition [Policy Text Block]

(c) Revenue recognition

Revenue associated with the sale of crude oil, natural gas and natural gas liquids is measured based on the consideration specified in contracts with customers. Revenue from contracts with customers is recognized when, or as, HHR satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service. The transfer of control of crude oil, natural gas and natural gas liquids coincides with title passing to the customer and the customer taking physical possession. HHR satisfies its performance obligations at a point in time and the amounts of revenue recognized relating to performance obligations satisfied over time are not significant. While the transaction price is variable under the terms of the contract, at the time of delivery, there is only a minimal risk of a change in the transaction price to be allocated to the volume sold. Accordingly, at the point of sale there is not a significant risk of revenue reversal relative to the cumulative revenue recognized and there is no need to constrain any variable consideration. The amount of revenue recognized is based on the agreed upon transaction price, whereby any variability in revenue is related specifically to the Company's efforts to deliver production. Therefore, the resulting revenue is allocated to the production delivered in the period during which the variability occurs. As a result, HHR's revenue is recognized in the month of delivery.

Foreign currency translation [Policy Text Block]

(d) Foreign currency translation

Monetary assets and liabilities denominated in a foreign currency are translated at the rate of exchange in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates during the year. The corresponding realized and unrealized gains and losses from foreign currency translations are recognized in the consolidated statement of profit (loss).

Financial instruments [Policy Text Block]

(e) Financial instruments

Financial derivative instruments

Financial derivative instruments are included in current assets/liabilities except for those with maturities greater than 12 months after the end of the reporting period, which are classified as non-current assets/liabilities.

The Company has not designated any of its financial derivative contracts as effective accounting hedges, and therefore has not applied hedge accounting, even though the Company considers all commodity contracts to be economic hedges. As a result, all financial derivative contracts are measured at fair value, with any gains and losses recorded in the consolidated statement of profit (loss).

The fair value of a financial derivative instrument on initial recognition is normally the transaction price. Subsequent to initial recognition, the fair values are based on quoted market prices where available from active markets, otherwise fair values are estimated based on market prices at the reporting date for similar assets or liabilities with similar terms and conditions, or by discounting future payments of interest and principal at estimated interest rates that would be available to the Company at the reporting date.

Financial assets and liabilities

HHR's financial assets and financial liabilities are classified into two categories: Amortized Cost and Fair Value through Profit and Loss ("FVTPL"). The classification of financial assets is determined by their context in HHR's business model and by the characteristics of the financial asset's contractual cash flows. HHR does not classify any of its financial instruments as Fair Value through Other Comprehensive Income.

At initial recognition, financial instruments are measured at fair value. Measurement in subsequent periods depends on classification of the financial instrument as described below:

• Amortized Cost: Cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and long-term debt are measured at amortized cost. The contractual cash flows received from the financial assets are solely payments of principal and interest and are held within a business model whose objective is to collect the contractual cash flows. The financial assets and financial liabilities are subsequently measured at amortized cost using the effective interest method.

• FVTPL: Risk management contract assets and liabilities are measured initially at FVTPL and are subsequently measured at fair value with changes in fair value recognized in the consolidated statements of profit (loss) and comprehensive profit (loss).

Impairment of financial assets

Impairment losses are recognized using an expected credit loss model. The Company has adopted the simplified expected credit loss model for its accounts receivable, which permits the use of the lifetime expected loss provision. To measure the expected credit losses, accounts receivable have been grouped based on shared credit risk characteristics and days past due. The Company uses judgement in making these assumptions and selecting the inputs into the expected loss calculation based on past history, existing market conditions and forward looking estimates at the end of each reporting period.

Offsetting

Financial assets and liabilities are offset and the net amount reported in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Property, plant and equipment ("PP&E") [Policy Text Block]

(f) Property, plant and equipment ("PP&E")

PP&E primarily consists of petroleum and natural gas development and production assets, and is measured at cost less accumulated depletion and depreciation and accumulated impairment losses. These costs include property acquisitions, development drilling, completions, gathering and infrastructure, estimated decommissioning costs and transfers from E&E.

Once technical feasibility and commercial viability has been met, all costs directly attributable to bringing an asset to the location and condition necessary for use are capitalized; this includes cash and non-cash overhead charges associated with staff dedicated to capital projects. Costs of replacing components of equipment are recognized as PP&E only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are expensed as incurred. Such capitalized amounts generally represent costs incurred in developing proved and/or probable reserves and bringing in or enhancing production from such reserves.

The gain or loss from the divestitures of PP&E is recognized in the consolidated statements of profit (loss). In addition, risk-sharing agreements in which the Company cedes a portion of its working interest to a third-party are generally considered to be disposals of PP&E, potentially resulting in a gain or loss on disposition.

Exchanges of assets within PP&E are measured at fair value unless the exchange transaction lacks commercial substance or the fair value of neither the asset received nor the asset given up is reliably measurable. The cost of the acquired asset is measured at the fair value of the asset received, unless the fair value of the asset given up is more clearly evident. Where fair value is not used, the cost of the acquired asset is measured at the carrying amount of the asset given up. The gain or loss on derecognition of the asset given up is recognized in profit (loss).

An asset within PP&E is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in profit (loss) in the period in which the item is derecognized.

Depletion and depreciation [Policy Text Block]

(g) Depletion and depreciation

Development and production costs are accumulated on a CGU basis ("depletion units"). The net carrying value of each depletion unit is depleted using the unit-of-production method by reference to the ratio of production in the year to the related proved plus probable reserves, taking into account estimated future development costs necessary to bring those reserves into production. These estimates are reviewed by independent reserve engineers at least annually. Undeveloped land is not depreciated.

Proved plus probable reserves are estimated annually by independent and qualified reserve evaluators and represent the estimated quantities of petroleum and natural gas which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be recoverable in future years from known reservoirs and which are considered commercially producible.

Reserves are the remaining quantities of, petroleum and natural gas from known accumulations estimated to be recoverable from a given date forward. The estimates of reserves are determined from drilling, geological, geophysical and engineering data based on established technology and specified economic conditions. For depletion purposes, relative volumes of petroleum and natural gas production and reserves are converted at the energy equivalent conversion rate of six thousand cubic feet of natural gas to one barrel of crude oil.

For other assets, depreciation is recognized in profit (loss) on a straight-line basis over the estimated useful life of three years of each part of an item of property and equipment. Leasehold improvements are depreciated over the term of the lease. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term.

Impairment [Policy Text Block]

(h) Impairment

The Company reviews the carrying value of its PP&E at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset's estimated recoverable amount is calculated.

For the purpose of impairment testing, PP&E assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets, known as a CGU. The recoverable amount of a CGU is the greater of its value in use ("VIU") and its fair value less costs of disposal ("FVLCD").

FVLCD is defined as the amount obtainable from the sale of an asset or CGU in an arm's length transaction between knowledgeable, willing parties, less the costs of disposal or in the case of a lack of comparable transactions, based upon discounted after tax cash flows. The Company calculates FVLCD by reference to the after-tax future cash flows expected to be derived from production of proved plus probable reserves, less estimated selling costs. The estimated after-tax future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. VIU is determined by estimating the present value of the future net cash flows expected to be derived from the continued use of the asset or CGU.

An impairment loss is recognized in the consolidated statements of profit (loss) if the carrying amount of an asset or CGU exceeds its estimated recoverable amount. Impairment losses recognized in respect of CGUs are allocated to reduce the carrying amounts of the assets in the CGU on a pro rata basis.

Impairment losses previously recognized are assessed at each reporting date for any indication that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimate used to determine the recoverable amount and is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depletion and depreciation, if no impairment loss had been recognized.

Leases [Policy Text Block]

(i) Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. A lease liability is recognized at the commencement date of the lease term as the present value of the lease payments that are not paid at that date. At the commencement date, a corresponding right-of-use asset is recognized at the amount of the lease obligation, adjusted for lease incentives received, retirement costs and initial direct costs. Depreciation is recognized on the right-of-use asset over the lease term. Interest expense is recognized on the lease liability using the effective interest rate method and payments are applied against the lease liability.

Provisions and contingencies [Policy Text Block]

(j) Provisions and contingencies

Provisions are recognized when the Company has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured based on the best estimate of discounted future cash outflows.

Decommissioning obligations

The Company's activities give rise to dismantling, decommissioning and site disturbance remediation activities. Asset retirement obligation estimates capitalized to PP&E are included in the depletable base. Decommissioning obligations are measured at the present value of management's best estimate of the expenditure required to settle the present obligation at the consolidated statement of financial position date. The present value of the estimated obligation is recorded as a liability with a corresponding increase in the carrying amount of the related asset. The obligation is subsequently adjusted at the end period to reflect the passage of time and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as accretion costs whereas increases or decreases due to changes in the estimated future cash flows or changes in the real rate are capitalized. Actual costs incurred upon settlement or towards the settlement of the decommissioning obligations are charged against the provision to the extent the provision was established.

Contingencies

Contingent liabilities are disclosed when HHR has a possible obligation arising from a past event and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly under its control, or when HHR has a present obligation that arises from past events but is not recognized because it is not probable that an outflow of resources will be required to settle the obligation, or the amount of the obligation cannot be measured with sufficient reliability. When a contingency is substantiated by confirming events, can be reliably measured and will likely result in an economic outflow, a liability is recognized in the Financial Statements as the best estimate required to settle the obligation.

Contingent assets are only disclosed when the inflow of economic benefits is probable. When the economic benefit becomes virtually certain, the asset is no longer contingent and is recognized in the Financial Statements.

Income taxes [Policy Text Block]

(k) Income taxes

Total income tax expense is composed of both current and deferred income taxes. Current income tax expense is the expected income tax payable on the taxable income for the current year, using tax rates enacted or substantively enacted at the reporting date and any adjustment to income tax payable in respect of previous periods.

Deferred tax is recognized on the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they are reversed, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to do so, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different taxable entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously. A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income or equity in the period in which the change occurs, depending on where the original deferred tax item was recorded.

Finance expense [Policy Text Block]

(l) Finance expense

Finance expense includes interest expense on borrowings, amortization of debt issue costs, and accretion of decommissioning obligations and office lease provisions due to the passage of time. All borrowing costs are recognized in finance expense using the effective interest method.

Share-based compensation [Policy Text Block]

(m) Share-based compensation

The Company's share-based compensation plans are all equity settled awards. Under the Company's share-based compensation plans, options, performance shares and restricted share units ("RSUs") are granted to directors, officers, and employees, whereby services are rendered as consideration for equity instruments. The fair value of options, performance shares and RSUs granted is estimated at the date of grant using a Black-Scholes valuation model and adjusted to reflect the number of awards that are expected to fully vest. The compensation cost of the options, performance shares and RSUs is recognized, together with the corresponding increase in contributed surplus, over the vesting period. Upon exercise of the options, consideration paid by the option holders and the value in contributed surplus pertaining to the exercised options are recorded as share capital.

Per share amounts [Policy Text Block]

(n) Per share amounts

Basic profit (loss) per common share is calculated by dividing profit (loss) for the period attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Profit (loss) attributable to common shareholders is calculated as net profit (loss), adjusted for the impact of any preferred share cumulative dividends earned in the period, as computed on a cash basis.

Diluted profit (loss) per common share is calculated giving effect to the potential dilution that would occur if all outstanding "in-the-money" stock options and RSUs were exercised, all dilutive convertible preferred shares were exercised or converted to common shares, and all dilutive share purchase warrants were exercised. Potential ordinary shares are treated as dilutive when, and only when, their conversion to ordinary shares would decrease earnings per share or increase loss per share from continuing operations.

For HHR options and RSUs, the number of dilutive common shares is determined using the treasury stock method.

For HHR's convertible preferred shares with cumulative dividends, dividends can be paid in cash or as paid-in-kind ("PIK") at the Company's option. IAS 33 Earnings per Share requires the Company to presume that the dividends will be settled in ordinary shares for the purposes of computing diluted earnings per share. As a result, net profit (loss) is increased by the cash value of the cumulative dividends earned in the period, and originally adjusted for in basic earnings per share. The number of dilutive common shares is subsequently determined by adding the weighted average number of preferred shares outstanding, including all PIK dividends accrued to date, on an as-converted basis.

For HHR's warrants with a dilutive impact, net profit (loss) is adjusted by the change in profit (loss) that would result from the conversion of the warrants into common shares. The number of dilutive common shares is determined using the treasury stock method.

Government grants [Policy Text Block]

(o) Government grants

The Company may receive government grants which provide immediate financial assistance as compensation for costs or expenditures to be incurred. Government grants are accounted for when there is reasonable assurance that conditions attached to the grants are met and that the grants will be received. The Company recognizes government grants in profit (loss) on a systematic basis and in line with recognition of the expense that the grants are intended to compensate. Government grants related to expenses or losses already incurred are recognized in profit (loss) by deducting the grant from its related expense in the period in which it becomes receivable. Government grants related to assets are presented in the consolidated statement of financial position and are amortized into profit (loss) on a systematic basis over the life of the depreciable asset as a reduced depreciation expense.

Changes in accounting standards [Policy Text Block]

(p) Changes in accounting standards

On May 14, 2020, the International Accounting Standard Board published amendments IAS 16 Property, Plant and Equipment; IAS 37 Provisions, Contingent Liabilities and Contingent Assets; and IFRS 1 First-time Adoption of International Financial Reporting Standards; all which were effective for periods beginning on or after January 1, 2022. The Company has adopted these amendments and determined no significant impact to the Company's Consolidated Financial Statements.

Future accounting pronouncements [Policy Text Block]

(q) Future accounting pronouncements

The IASB has announced amendments to accounting standards and interpretations and new accounting standards that are effective for annual periods beginning on or after January 1, 2023.  These standards and interpretations have not been applied to the consolidated financial statements. Hammerhead does not expect that these changes will have a material impact on the Company’s consolidated financial statements on adoption.

Hammerhead Energy Inc. [Member]
Disclosure Of Information About Cash Flow [Line Items]
Statement of Compliance [Policy Text Block]

a. Statement of Compliance

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) incorporating interpretations issued by the IFRS Interpretations Committee (“IFRICs”).

Decarbonization Plus Acquisition Corporation IV [Member]
Disclosure Of Information About Cash Flow [Line Items]
Basis of consolidation [Policy Text Block]

Basis of Presentation

The accompanying audited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Principles of Consolidation [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, AmalCo, as of December 31, 2022. AmalCo had no assets or liabilities as of December 31, 2022. All significant intercompany transactions and balances have been eliminated in consolidation.

Emerging Growth Company [Policy Text Block]

Emerging Growth Company

The Company is an "emerging growth company," as defined in Section 2(a) of the Securities Act, as modified by the JOBS Act, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not hold any cash or cash equivalents, outside of the funds held in the Trust Account, as of December 31, 2022 and 2021.

Marketable Securities Held in Trust Account [Policy Text Blok]

Marketable Securities Held in Trust Account

As of December 31, 2022 and 2021, the assets held in the Trust Account of $324,102,812 and $319,421,010, respectively, were invested in money market funds and recorded at fair value on the consolidated balance sheets.

Ordinary Shares Subject to Possible Redemption [Policy Text Block]

Ordinary Shares Subject to Possible Redemption

The Company accounts for its Public Shares subject to possible redemption in accordance with the guidance in ASC 480. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Public Shares feature contains certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Public Shares subject to possible redemption are classified as temporary equity, outside of the shareholders’ deficit section of the Company’s consolidated balance sheets. Accordingly, as of December 31, 2022 and 2021, 31,625,000 Public Shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s consolidated balance sheets.

The Public Shares subject to possible redemption are subject to the subsequent measurement guidance in ASC 480-10-S99. Under such guidance, the Company must subsequently measure the shares to their redemption amount because, as a result of the allocation of net proceeds to transaction costs, the initial carrying amount of the ordinary shares is less than $10.10 per share. In accordance with the guidance, the Company has elected to measure the ordinary shares subject to possible redemption to their redemption amount (i.e., $10.10 per share) immediately as if the end of the first reporting period after the Initial Public Offering, August 13, 2021, was the redemption date. Such changes are reflected in additional paid-in capital, or in the absence of additional paid-in capital, in accumulated deficit. The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets as of December 31, 2022 and 2021 are reconciled in the following table:

Gross proceeds	$316,250,000

Less:
Deferred underwriting fees and other offering costs	(16,672,763)
Proceeds allocated to public warrants	(23,718,750)

Plus:
Total accretion of carrying value to redemption value	43,554,013
Class A ordinary shares subject to possible redemption at December 31, 2021	319,412,500
Remeasurement of Class A ordinary shares to redemption value	4,590,312
Class A ordinary shares subject to possible redemption at December 31, 2022	$324,002,812

Concentration of Credit Risk [Policy Text Block]

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and trust accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limits of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company's financial condition, results of operations, and cash flows.

Financial instruments [Policy Text Block]

Financial Instruments

The fair value of the Company's assets and liabilities, which qualify as financial instruments under the FASB ASC 820, "Fair Value Measurement," approximates the carrying amounts represented in the consolidated balance sheets, primarily due to their short-term nature, other than the derivative warrant liabilities (see Note 8).

Fair Value Measurements [Policy Text Block]

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

  Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

  Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

  Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

Making estimates requires management to exercise significant judgement. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Offering Costs [Policy Text Block]

Offering Costs

Offering costs consist of legal, accounting, and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering and were charged to temporary equity and net income upon completion of the Initial Public Offering. Offering costs were $18,055,070 for the period from February 22, 2021 (inception) through December 31, 2021. Approximately $1,382,307 of this amount was allocated to warrant liabilities, and the remaining was allocated to the Class A ordinary shares. At December 31, 2022 and 2021, there were $11,068,750 of deferred underwriting fees payable classified as long term liabilities, as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Income taxes [Policy Text Block]

Income Taxes

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2022 and 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. There is currently no taxation imposed on income by the Government of the Cayman Islands. In accordance with Cayman Islands federal income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s consolidated financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Per share amounts [Policy Text Block]

Net Income Per Ordinary Share

Net income per ordinary share is computed by dividing net income by the weighted average number of shares issued and outstanding during the period, excluding ordinary shares subject to forfeiture, plus, to the extent dilutive, the incremental number of ordinary shares to settle Warrants (as defined below), as calculated using the treasury share method.

At December 31, 2022 and 2021, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company under the treasury stock method. Since the exercise of Warrants are contingent upon the occurrence of future events, diluted loss per ordinary share is the same as basic loss per ordinary share for the periods presented.

The Company has two classes of shares, which are referred to as “Class A Ordinary shares” and “Class B Ordinary shares” or “Founder Shares.” Earnings are shared pro rata between the two classes of shares as long as an Initial Business Combination is consummated. Accretion associated with the redeemable Class A ordinary shares is excluded from earnings per share as the redemption value approximates fair value.

A reconciliation of the net income per ordinary share is as follows:

		For the Period From
	For the Year	February 22, 2021
	Ended	(Inception) Through
	December 31, 2022	December 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Net income allocable to Redeemable Class A Ordinary Shares	$593,386	$84,906
Denominator: Weighted Average Share Outstanding, Redeemable Class A Ordinary Shares	31,625,000	14,338,023
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.02	$0.01

Non-Redeemable Class B Ordinary Shares
Numerator: Net income allocable to non-redeemable Class B Ordinary Shares	$148,347	$46,818
Denominator: Weighted Average Non- Redeemable Class B Ordinary Shares	7,906,250	7,906,250
Basic and diluted net income per share, Class B non-redeemable ordinary shares	$0.02	$0.01

Recent Accounting Standards [Policy Text Block]

Recent Accounting Standards

The Company’s management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.